Contractual Commitments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Contractual Commitments
34.	CONTRACTUAL COMMITMENTS
34.a) Extension of concessions or exploration permits
In fiscal year ended December 31, 2022, the Group obtained exploitation concessions and exploration permits which include commitments to make certain investments and expenditures and to maintain activity levels. In addition, extensions of certain concessions and permits were obtained, and certain areas were reversed. The most significant agreements, concessions and permits that took place in the year ended December 31, 2022 are described below:

•	Aguaragüe JO Concessions
On February 3, 3023, YPF signed a Memorandum of Agreement with the Province of Salta under which, among other conditions: (i) the terms of the exploitation concessions of the areas Sierras de Aguaragüe, Campo Durán - Madrejones, Río Pescado and San Antonio Sur were extended for 10 years from the expiration date of their original terms; and (ii) the La Bolsa area was reverted from the date of the concession’s original expiration and (iii) investments of up to 14.2 were committed. As of the date of issuance of these consolidated financial statements, the ratification of the subscription of the Agreement by the Province of Salta is pending.

•	Letter of Intent with the Province of Santa Cruz
In 2012, YPF entered into a Memorandum of Agreement with the Province of Santa Cruz, approved by Provincial Law No. 3,295, which extended the exploitation concession terms of certain areas by 25 years from the expiration of their original terms, under which YPF undertook to execute an investment plan in such concessions.
On August 1, 2022, YPF signed a Letter of Intent with the Province of Santa Cruz under which, among other things, the following was agreed: (i) to modify the schedule and allocation of certain outstanding investments under the Memorandum of Agreement; (ii) to recognize an indemnification amount of 10.23 in favor of the Province to be applied to social investment projects agreed between YPF and the Province; (iii) to increase the investment plan undertaken by YPF under the Memorandum of Agreement in an amount of 100; and (iv) to a apply a maximum royalty of 7.5% to production from tertiary recovery projects that were submitted to the Province. On September 27, 2022, Law No. 3,802 was published in the BO of the Province of Santa Cruz, whereby the Letter of Intent was approved by the Legislature of the Province.

•	Cerro Manrique Exploration Permit
On July 12, 2022, by Decree No. 793/2022 issued by the Executive Power of the Province of Río Negro granted YPF access to a second exploratory period in the Cerro Manrique area for a term of two years.

•	Letter of intent with the Province of Mendoza
On July 26, 2021, YPF signed a Letter of Intent with the Province of Mendoza, whereby, among other things, the parties, subject to the compliance of certain conditions and obtaining the respective approvals, agreed as follows: (i) to migrate production from secondary to tertiary recovery in certain areas owned by YPF; (ii) the Province will proceed to grant a royalty rate reduction, applicable to hydrocarbons produced by tertiary recovery wells; (iii) in 2022, YPF will start drilling 2 pilot wells in certain areas of its property for the purpose of exploring the Vaca Muerta formation and verifying its technical and economic potential; and (iv) the reversion of Loma de La Mina and Puesto Molina Norte areas, from the date of the original expiration of the concessions.
On August 12, 2021, the Letter of Intent was ratified by Provincial Decree No. 1,117/2021.
On January 4, 2022, YPF was notified of Administrative Decision No. 01/2022, whereby the Province of Mendoza approved the reversion of Loma de La Mina area and its transfer to a new operator.
In June 2022, the reversal process of the concession of the Puesto Molina Norte began. As of the date of issuance of these consolidated financial statements, YPF remains in the area, safeguarding and maintaining the assets and facilities, as required by the Province, until the process is completed.

•	Offshore exploration permits
On April 20, 2022, by SE Resolution No. 250/2022 Equinor Argentina AS (Sucursal Argentina) and YPF obtained a 2-year extension of the first exploratory period of the exploration permit awarded over CAN 114 area.
On April 22, 2022, by SE Resolution No 267/2022 Total Austral S.A. (Sucursal Argentina), Equinor Argentina AS (Sucursal Argentina) and YPF obtained a 2-year extension of the first exploratory period of the exploration permit awarded over MLO 123 area.
On May 4, 2022, by SE Resolution No. 321/2022 Equinor Argentina AS (Sucursal Argentina) and YPF obtained a 1-year extension of the first exploratory period of the exploration permit awarded over CAN 102 area.
On May 17, 2022, by SE Resolution No. 372/2022 Equinor Argentina BV (Sucursal Argentina), Shell Argentina S.A. (“Shell Argentina”) and YPF obtained a 2-year extension of the first exploratory period of the exploration permit awarded over CAN 100 area.

•	Exploration agreement in the Charagua block (Bolivia)
On July 26, 2017, the agreement with Yacimientos Petrolíferos Fiscales Bolivianos (“YPFB”) to begin the exploration work in Charagua, Bolivia, originally signed in January of 2017, was notarized. Moreover, the plan for exploration and exploitation activities in Bolivian territory was presented.
In October 2017, an agreement was reached regarding the terms for the assignment to YPFB Chaco S.A. of 40% on the Services Contract subscribed with YPFB for the exploration of the block. Moreover, the assignment agreement was executed on January 25, 2018.
On May 25, 2021, Law No. 1,376 was enacted, which approved the amendment to the Oil Services Contract for the exploration and exploitation of the Charagua block executed by YPF E&P and YPFB, whereby YPF E&P assigned 40% of its whole interest and rights and duties under said Agreement to YPFB Chaco S.A. On August 16, 2021 this amendment process was formally completed by the government notarization of the contract.
Should the expected commercial discovery be made, a Mixed Economy Company will be created by YPFB, YPF E&P (indirect subsidiary of YPF) and YPFB Chaco S.A., with an interest of 51%, 29.4% and 19.6%, respectively.
In 2020, the suspension of the deadlines of the first exploratory period was requested due to the COVID-19 health emergency, which was approved by YPFB on January 4, 2021 under DEEA Resolution No.001-2021; extending the expiration of the term to May 26, 2021.

Besides, and given the continuing health emergency caused by the COVID-19 pandemic which caused the suspension of the deadlines of the exploratory period due to a force majeure event, the first phase of the exploratory term was extended to June 4, 2021. Consequently, the second phase of the exploratory period will terminate on June 2023.
34.b) Project investment and assignment agreements
The Group has executed agreements related to investments, acquisitions, and concession of areas. The main characteristics of the most relevant agreements executed in fiscal year ended December 31, 2022, 2021 and 2020 are outlined below.

•	Assignment agreement of CAN 100 exploration permit (offshore) - Block E-1 Reconversion
On October 8, 2019, YPF and Equinor Argentina BV (Sucursal Argentina) executed an agreement whereby Equinor Argentina BV (Sucursal Argentina) woild acquire a 50% interest in the CAN 100 area, while YPF kept a 50% interest in such area. The Agremment would become effective subject to certain conditions precedent.
On April 16, 2020, having met the conditions agreed in the assignment agreement, including the approval of the assignment pursuant to article 72 of the Hydrocarbons Law by the SE, which was granted under Resolution No. 55/2020, the transaction was settled, and therefore YPF assigned its 50% interest in the area and the operation to Equinor Argentina BV (Sucursal Argentina). On April 22, 2020, YPF received 22. In the light of the above, the Group recorded a profit of 22 included in “Other net operating results”.
On January 14, 2021, YPF and Shell Argentina and Equinor Argentina BV (Sucursal Argentina) and Shell Argentina executed both agreements whereby YPF and Equinor Argentina BV (Sucursal Argentina) transferred to Shell Argentina a 15% interest in the area CAN 100, respectively, and therefore YPF kept a 35% interest in such area. The effectiveness of these agreements was subject to certain conditions precedent, including the approval of the assignments by the SE, which was authorized on April 23, 2012. This assignment required the payment by Shell Argentina to YPF of the outstanding price of 5. Besides, on December 14, 2021, Shell Argentina paid YPF an additional amount of 5 given the compliance with certain conditions under the assignment agreement.

•	Agreements for the development of the Chihuído de la Sierra Negra Sudeste - Narambuena area
In April 2014, YPF and subsidiaries of Chevron Corporation (“Chevron”) signed a new investment project agreement for the joint exploration of unconventional hydrocarbons in the Province of Neuquén, within the area known as Chihuido de la Sierra Negra Sudeste – Narambuena. The investment will be undertaken exclusively by, and at the sole risk of, Chevron. The investment was disbursed in two stages and there may be a third stage to be agreed in the future based on the results obtained from the exploration of the area.
To this end, the Company and Chevron executed the necessary agreements to implement the assignment to Compañía de Desarrollo No Convencional S.R.L (“CDNC”) of (i) a 50% share in the Narambuena Exploration Project area and (ii) a 7% legal interest in the Exploitation Concession of Chihuido de la Sierra Negra in the provinces of Neuquén and Mendoza. However, Chevron’s contractual rights are limited to the Narambuena area, as YPF will hold 100% ownership of the conventional production and reserves outside the project area and Desfiladero Bayo field. In 2008, the concession of the area was extended until November 14, 2027.
Stage I was completed in 2018 and Stage II began in April 2018, which was completed in April 2021, with total contributions from the CDNC for Stage I and II amounting to 114.4. In January 2022, Chevron ratified its decision to exercise the option to begin Stage III of the unconventional investment project in Narambuena area.

•	Assigment of Bandurria Sur area
On January 2020, YPF was notified of the acquisition by Shell Argentina and Equinor Argentina AS (Sucursal Argentina) of the entire share package of SPM Argentina S.A. (“SPM”). This assignment required payment by SPM to YPF of the outstanding price of 105. In the light of the foregoing, the Group recorded a profit of 105 included in “Other net operating results”.
On March 5, 2020, YPF executed an agreement assigning to Bandurria Sur Investments S.A. (“BSI”, formerly named SPM), an affiliate of Shell Argentina and Equinor Argentina AS (Sucursal Argentina), an 11% interest in Bandurria Sur area. On April 29, 2020, Decree No. 512/2020 was issued, under which the Province of Neuquén approved the assignment to BSI. On May 14, 2020, YPF and BSI executed the final contracts for the joint exploitation of hydrocarbons in the area, thereby complying with the conditions precedent for the entry into force of the agreement for the assignment of 11% of the unconventional exploitation concession of the area to BSI. Consequently, YPF will continue to be the operator of the area, keeping a 40% interest in the concession, while BSI will have a 60% interest. In the light of the foregoing, as of December 31, 2020, the Group recorded a profit of 65 included in “Other net operating results”.
34.c) Contractual commitments
The Group has signed contracts under which it has agreed to buy certain products and services, and to sell natural gas, liquefied petroleum gas and other products. Some of the mentioned contracts include penalty clauses establishing compensations for the breach of the obligation to receive, deliver or transport the product subject-matter of the contract. The anticipated estimated losses for contracts in progress, if any, considering the compensations mentioned above, have been charged to net profit or loss for the year in which they were identified.
In this respect, the Group has renegotiated certain natural gas export contracts that were affected for regulatory reasons by interruptible and firm natural gas supply contracts in compliance with the natural gas export regulations effective in Argentina at each given time. As of the date of issuance of these financial statements, the Group is performing the activities in compliance with the commitments agreed above. Should the Group fail to comply with those agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
As of December 31, 2022, the exploratory and investment commitments and expenses until the completion of the most significant exploration permits and extension of concessions amount to 4,684.
34.d) Agreement between Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V.
On October 19, 2020, the settlement agreement between YPF and the companies Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V. became effective, under which, without recognizing any facts or rights, it was decided to terminate the liquefaction barge charter agreement and the liquefaction services agreement of the Tango FLNG liquefaction barge executed on November 20, 2018, and the termination of the arbitration claims initiated by Exmar Energy Netherlands B.V. and Exmar Argentina S.A.U. against YPF on July 15, 2020 before the London Court of International Arbitration (“LCIA”), and therefore, these companies have no further claims against YPF. As a result of this agreement, the Company paid a total amount of 150, which included a down payment already made of 22 and the balance be paid in 18 monthly installments recognized in “Other liability”, such payments were secured (see Note 34.e)).
As a consequence of this agreement, for fiscal year ended December 31, 2020, the Company recorded a loss of 105 under “Other net operating results”.

34.e) Granted guarantees
As of December 31, 2022, the Group issued bank guarantees for an amount of 6. YPF assumed other commitments for an amount of 259 in relation to compliance with obligations of the companies of the Group, of which 157 were released as of the date of issuance of these consolidated financial statements.
YPF opened a reserve and payment account in New York for holders of Class XVI NOs, whose balance as of December 31, 2022 and 2021 was 160, (with an outstanding amount of 25 to reach the total amount of 185) and 19, respectively, representing 125% of the debt services of NOs to be paid over the next 6 months, in line with existing foreign exchange regulations.
As of December 31, 2020, by the agreement described in Note 34.d), the Company granted Argentine Bonds 2029 and 2030 as security for a nominal value of 290 and OPESSA granted a security in the amount of 30. As of December 31, 2022 such security is completely released.